10. Business Concentration and Risks	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Business Concentration and Risks

Note 8 – Business Concentration and Risks

Major customers

One customer accounted for 48% and 17% of the total accounts receivable as of March 31, 2021 and December 31, 2020, respectively. This customer accounted for 80% and 58% of the total revenue for the period ended March 31, 2021 and 2020, respectively.

Major vendors

One vendor accounted for 96% and 0% of total accounts payable at March 31, 2021 and December 31, 2020, respectively. This vendor accounted for 84% and 38% of the total purchases for the period ended March 31, 2021 and 2020, respectively.

Note 10 – Business Concentration and Risks

Major customers

One customer accounted for 0% and 18% of the total accounts receivable as of December 31, 2020 and 2019, respectively. This customer accounted for 53% and 43% of total revenue for the years ended December 31, 2020 and 2019, respectively.

Major vendors

One vendor accounted for 0% and 21% of total accounts payable at December 31, 2020 and 2019, respectively. This vendor accounted for 65% and 46% of the total purchases for the years ended December 31, 2020 and 2019, respectively.